Management of financial risk - Transfer (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Management of financial risk
Transfer from Level 1 to Level 2, Assets	¥ 0	¥ 0	¥ 0
Transfer from Level 2 to Level 1, Assets	0	0	0
Transfer from Level 1 to Level 2, Liabilities	0	0	0
Transfer from Level 2 to Level 1, Liabilities	0	0	0
Transfers into Level 3, Assets	0	0	0
Transfers out of Level 3, Assets	0	0	0
Transfers into Level 3, Liabilities	0	0	0
Transfers out of Level 3, Liabilities	¥ 0	¥ 0	¥ 0